LONG-TERM INVESTMENTS AND EQUITY METHOD INVESTMENT (Tables)	12 Months Ended
Dec. 31, 2024
Long-Term Investments [Abstract]
Summary of equity securities without readily determinable fair value

The Group had the following equity securities without readily determinable fair value:

	As of December 31,
	2023	2024
	US$	US$
Fortune Rise Acquisition Corporation (“FRLAU”) (a)	200,237	200,237
Shenzhen Guru Club Information Technology Group Co., LTD. (“Guru”) (b)	1,408,472	1,369,994
Shanghai Realize Investment Consulting Co., Ltd. (“Realize”) (c)	845,082	821,997
Shanghai Yisong Consulting Management Co., LTD (“Yisong”) (d)	366,202	356,199
Feutune Light Acquisition Corporation (“FLFVU”) (e)	200,000	—
Mainnet Group Holdings (“Mainnet”) (f)	500,000	500,000
Total	3,519,993	3,248,427

(a)
FRLAU is a NASDAQ listed blank check company formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses. In November 2021, the Group acquired 122,000 founder shares, 20,000 private shares and 60,000 representative shares issued by FRLAU for a total purchase consideration of US$201,248. After the sale of 98,800 founder shares in December 2022, the Group held 0.8% equity interests of FRLAU with no significant impacts. The founder shares, private shares and representative shares are each subject to transfer restrictions pursuant to lock-up provisions. No observable price change has been identified and no fair value change was recorded for the years ended December 31, 2023 and 2024.
(b)
In October 2017, the Group acquired 1.0% equity interests of Guru with no significant impacts, formerly known as Tibet Gelonghui Information Technology Co., LTD., for a purchase consideration of US$1,536,972 (RMB10,000,000). Guru is principally engaged in information technology development, technical consultation and technical services. No observable price change has been identified and no fair value change was recorded for the years ended December 31, 2023 and 2024. The change of balance was foreign exchange difference.
(c)
In August 2021, the Group acquired 1.5% equity interests of Realize for a purchase consideration of US$926,183 (RMB6,000,000). Realize is principally engaged in ESOP advisory and management services. No observable price change has been identified and no fair value change was recorded for the years ended December 31, 2023 and 2024. The change of balance was foreign exchange difference.
(d)
In April 2021, the Group acquired 5% equity interests of Yisong for a purchase consideration of US$400,962 (RMB2,600,000). Yisong is principally engaged in consulting and financial advisory services. No observable price change has been identified and no fair value change was recorded for the years ended December 31, 2023 and 2024. The change of balance was foreign exchange difference.
(e)
FLFVU is a NASDAQ listed blank check company formed for the purpose of entering into a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses. In June 2022, the Group acquired 20,000 private shares and 60,000 representative shares issued by FLFVU for a total purchase consideration of US$200,000, which accounted for 0.63% equity interests of FLFVU with no significant impacts. On June 21, 2024, FLFVU completed the business combination with Thunder Power Holdings Limited, a British Virgin Islands company (“Thunder Power”). After the business combination, the private shares and representative shares the Group held were converted into listed common shares. Considering the Group does not control nor has ability to exercise significant influence over the operating and financial policies of the investee, the Group recognized the investment as financial instruments held, at fair value.
6.
LONG‑TERM INVESTMENTS AND EQUITY METHOD INVESTMENT (Continued)

Equity securities without readily determinable fair value (Continued)

(f)
In September 2023, the Group acquired 2.0% equity interests of Mainnet for a purchase consideration of US$500,000. Mainnet has formed multiple lines of businesses including wealth management, fund management, a global open platform, and FinTech arm, providing high-net-worth customers with all-rounded financial services. No observable price change has been identified and no fair value change was recorded for the years ended December 31, 2023 and 2024.

Summary of available for sale investments

The Group had the following available‑for‑sale securities:

	As of December 31,
	2023	2024
	US$	US$
Alphalion Technology Holding Limited (“Alphalion”) (g)	4,066,490	4,410,382
Total	4,066,490	4,410,382

(g)
In February 2019, the Group entered into a series of agreements to covert its short-term interest-free loans to Alphalion Technology Holding Limited and its affiliates which amounted to US$3,060,113 into a 25% equity interest of Alphalion (Note 16). Alphalion is principally engaged in IT services, including software maintenance, application service and data processing. The investment was classified as available-for-sale securities with no contractual maturity date as the Group determined that the preferred shares were debt securities due to the redemption option available to investors and measured the investment subsequently at fair value. US$502,903, US$450,325 loss, and US$343,892 gain of fair value were recorded for the years ended December 31, 2022, 2023 and 2024, respectively. Nil allowance for credit losses was recorded for the years ended December 31, 2022, 2023 and 2024.

Summary of equity method investment

The Group had the following equity method investment:

	As of December 31,
	2023	2024
	US$	US$
TIGER-YUANTA USD LIQUIDITY FUND (“Yuanta”) (h)	—	10,203,622
Total	—	10,203,622
(h)
In July 2024, the Group acquired 17.1% equity interests of TIGER-YUANTA USD LIQUIDITY FUND for a purchase consideration of US$10,000,000. Yuanta is managed by a subsidiary of the Group and the investment objective of Yuanta is to provide liquidity and manage risk while looking to provide a return which is comparable to that of USD short-term deposits. The Group recorded an investment gain of US$203,622 for the year ended December 31, 2024.